Tema Alternative Asset Managers ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Capital Markets - 87.3% (a)
3i Group PLC	1,380	$57,687
Ares Management Corp. - Class A	802	125,794
Blackstone, Inc.	730	106,887
Blue Owl Capital, Inc. - Class A	7,492	112,380
Bridgepoint Group PLC (b)	18,310	68,590
Brookfield Asset Management Ltd. – Class A	2,189	115,448
Brookfield Corp. – Class A	2,709	127,323
Carlyle Group, Inc.	2,014	109,823
Cohen & Steers, Inc.	936	59,202
CVC Capital Partners PLC (b)	4,360	72,042
DigitalBridge Group, Inc. – Class A	10,425	101,227
EQT AB	3,452	119,562
Gimv NV	319	16,731
Hamilton Lane, Inc. - Class A	960	118,977
ICG PLC	4,031	110,772
KKR & Co., Inc.	967	118,274
Molten Ventures PLC (c)	4,970	32,328
Onex Corp.	830	66,105
Partners Group Holding AG	94	111,522
StepStone Group, Inc. - Class A	1,911	120,699
Tikehau Capital SCA	1,120	19,780
TPG, Inc. – Class A	2,179	128,735
		2,019,888

Financial Services - 11.6%
Apollo Global Management, Inc.	945	124,598
Eurazeo SE	380	24,097
Kinnevik AB – Class B (c)	2,840	26,381
Sofina SA	240	67,727
Wendel SE	260	24,256
		267,059

Metals & Mining - 0.5%
Wheaton Precious Metals Corp.	110	12,106
TOTAL COMMON STOCKS (Cost $2,453,226)		2,299,053

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.91% (d)	9,793	9,793
TOTAL MONEY MARKET FUNDS (Cost $9,793)		9,793

TOTAL INVESTMENTS - 99.8% (Cost $2,463,019)		2,308,846
Other Assets in Excess of Liabilities - 0.2%		4,349
TOTAL NET ASSETS - 100.0%		$2,313,195

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $140,632 or 6.1% of the Fund’s net assets.

(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Tema ETF Trust
Tema Alternative Asset Managers ETF
Notes to Quarterly Schedule of Investments
November 30, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$2,299,053	$–	$–	$2,299,053
Money Market Funds	9,793	–	–	9,793
Total Investments	$2,308,846	$–	$–	$2,308,846

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of November 30, 2025
(% of Net Assets)

United States	$1,351,837	58.4%
United Kingdom	269,377	11.7
Canada	205,534	8.9
Sweden	145,943	6.3
Switzerland	111,522	4.8
Belgium	84,458	3.6
Luxembourg	72,042	3.1
France	68,133	3.0
Other Assets in Excess of Liabilities	4,349	0.2
	$2,313,195	100.0%

Sector Classification as of November 30, 2025
(% of Net Assets)

Financials	$2,286,947	98.9%
Materials	12,106	0.5
Money Market Funds	9,793	0.4
Other Assets in Excess of Liabilities	4,349	0.2
	$2,313,195	100.0%